Registration No. 2-92164
                                        File No. 811-4066

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ X ]

              Pre-Effective Amendment No.  __             [   ]

              Post-Effective Amendment No. 21             [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                           OF 1940                        [   ]

               Amendment No.                              [   ]

                        CASH ASSETS TRUST
       (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
            (Address of Principal Executive Offices)

                          (212) 697-6666
                (Registrant's Telephone Number)

                        EDWARD M.W. HINES
                 Hollyer, Brady, Smith, Troxell,
                 Barrett, Rockett, Hines & Mone
                  551 Fifth Avenue, 27th Floor
                     New York, New York 10176
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ___
[_X_] immediately upon filing pursuant to paragraph (b) [___] on (date) pursuant to paragraph (b)
[___] 60 days after filing pursuant to paragraph (a)(i) [___] on (date) pursuant to paragraph (a)(i)
[___] 75 days after filing pursuant to paragraph (a)(ii) [___] on (date) pursuant to paragraph (a)(ii) of Rule 485. [___] This post-effective amendment designates a new effec-
       tive date for a previous post-effective amendment.

                     CASH ASSETS TRUST
                 INCORPORATION BY REFERENCE

All information contained in Registrant's Registration Statement on Form N-1A, as previously amended through Post-Effective
Amendment No. 20 under the Securities Act of 1933 and Post-Effective Amendment No. 19 under the Investment Company Act of 1940 dated July 31, 1996, is incorporated by reference without change.

                       Cash Assets Trust
                 Calculation of Registration Fee

                               Proposed      Proposed
Title of                       Maximum       Maximum
Securities     Amount          Offering      Aggregate     Amount of
Being          Being           Price         Offering      Registration
Registered     Registered      Per Share *   Price **      Fee
Capital        Indefinite***   N/A           N/A           N/A
Stock par
value $.01

Capital        124,717,233       $1.00       $124,717,233    $100
Stock par
value $.01

* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on March 14, 1997.

**   Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2.  $ 1,456,730,734 of shares of
Pacific Capital Cash Assets Trust, a series of Cash Assets Trust, were
redeemed during the fiscal year ended March 31, 1997.  Of        this
amount, $ 1,331,437,578 of shares were used for reduction
covering all three series of Cash Assets Trust pursuant to
paragraph (c) of Rule 24f-2 during the current year and
$124,387,233 of shares (representing the balance after giving    effect
to reduction of $ 905,923 in value of shares issued in connection with dividend reinvestment plans) are being utilized for purpose of reduction pursuant to paragraph (a). An additional
     $330,000 of shares are being registered for $100.

*** Registrant has registered an indefinite number or amount of securities under the 1933 Act pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year ended March 31, 1996 was filed on May 24, 1996.

                             SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 17th day of March, 1997.

                                CASH ASSETS TRUST
                                (Registrant)


                              By: /s/Lacy B. Herrmann
                                  ___________________________
                                  Lacy B. Herrmann
                                  President and Chairman of the Board


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.

   SIGNATURE                     TITLE                   DATE


/s/Lacy B. Herrmann                                     3/17/97
______________________    President, Chairman of      ___________
Lacy B. Herrmann          the Board and Trustee
                          (Principal Executive
                          Officer)
/s/Vernon R. Alden                                      3/17/97
______________________       Trustee                  ___________
Vernon R. Alden

/s/Arthur K. Carlson                                    3/17/97
______________________       Trustee                  ___________
Arthur K. Carlson

/s/William M. Cole                                      3/17/97
______________________       Trustee                  ___________
William M. Cole

/s/Thomas W. Courtney                                   3/17/97
______________________       Trustee                  ___________
Thomas W. Courtney

/s/Richard W. Gushman, II                               3/17/97
______________________       Trustee                  ___________
Richard W. Gushman, II

/s/Stanley W. Hong                                      3/17/97
______________________       Trustee                  ___________
Stanley W. Hong

/s/Theodore T. Mason                                    3/17/97
______________________       Trustee                  ___________
Theodore T. Mason

/s/Russell K. Okata                                     3/17/97
______________________       Trustee                  ___________
Russell K. Okata

/s/Douglas Philpotts                                    3/17/97
______________________       Trustee                  ___________
Douglas Philpotts

/s/Oswald K. Stender                                    3/17/97
______________________       Trustee                  ___________
Oswald K. Stender

/s/Rose F. Marotta                                      3/17/97
______________________    Chief Financial Officer     ___________
Rose F. Marotta           (Principal Financial and
                          Accounting Officer)

                         CASH ASSETS TRUST
                           EXHIBIT INDEX

Exhibit        Exhibit
Number         Name

 23 Opinion and consent of counsel to the Fund regarding Rule 24e-2 matters

 27(i) Financial Data Schedule for Original Share Class of Pacific Capital Cash Assets Trust

 27(ii) Financial Data Schedule for Service Share Class of Pacific Capital Cash Assets Trust

 27(iii) Financial Data Schedule for Original Share Class of Pacific Capital Tax-Free Cash Assets Trust

 27(iv) Financial Data Schedule for Service Share Class of Pacific Capital Tax-Free Cash Assets Trust

 27(v) Financial Data Schedule for Original Share Class of Pacific Capital U.S. Treasuries Cash Assets Trust

27(vi) Financial Data Schedule for Service Share Class of Pacific Capital U.S. Treasuries Cash Assets Trust